ACCOUNTS RECEIVABLE, NET	6 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31, 2023	As of June 30, 2023

Accounts receivable from third-party customers	$2,377,892	$1,652,788
Less: allowance for credit losses	(276,376)	(160,026)
Total accounts receivable from third-party customers, net	2,101,516	1,492,762
Add: accounts receivable - related parties	1,118,431	1,272,384
Total accounts receivable, net	$3,219,947	$2,765,146

Allowance for credit losses amounted to $276,376 and $160,026 as of December 31, 2023 and June 30, 2023, respectively.

Approximately $1.7 million (RMB12.2 million) or 72% of the accounts receivable balance as of December 31, 2023 from third-party customers has been collected as of March 25, 2024.

The Company sold certain intelligent pet products to related parties Dogness Technology and Dogness Network. The outstanding accounts receivable from these related parties amounted to $1,118,431 as of December 31, 2023, of which $14,823 has been collected as of the date of this report (See Note 7).

Allowance for credit losses movement is as follows:

	As of December 31, 2023	As of June 30, 2023

Beginning balance	$160,026	$6,872
Provision	111,105	160,254
Foreign currency translation adjustments	5,245	(7,100)
Ending balance	$276,376	$160,026